Segment Information - Sales Revenue by Product or Service Groups (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of products and services [line items]
Sales revenue	¥ 21,688,767	¥ 20,428,802	¥ 16,907,725
Motorcycles, all-terrain vehicles (ATVs), side-by-sides (SxS) and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	3,626,603	3,220,168	2,908,983
Automobiles and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	15,818,947	15,227,546	12,093,972
Financial services [member]
Disclosure of products and services [line items]
Sales revenue	1,858,059	1,588,827	1,453,645
Power products and relevant parts [member]
Disclosure of products and services [line items]
Sales revenue	285,253	292,563	360,385
Others [member]
Disclosure of products and services [line items]
Sales revenue	¥ 99,905	¥ 99,698	¥ 90,740